Interests in unconsolidated structured entities - Summary of exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 47,218,472	₩ 40,308,510
Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	41,909,482	35,908,782
ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	3,600,836	2,857,448
Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,430,825	1,325,890
Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	126,750	87,293
Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	150,579	129,097
Assets-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	14,863,890	15,645,517
Assets-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	13,507,574	14,008,081
Assets-backed securitization | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	895,273	932,113
Assets-backed securitization | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	439,843	618,030
Assets-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	21,200	87,293
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,431,856	13,245,358
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	14,189,435	12,411,988
Structured financing | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,210	2,300
Structured financing | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	984,082	707,860
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	105,550
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	150,579	123,210
Investment fund
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	16,922,726	11,417,635
Investment fund | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	14,212,473	9,488,713
Investment fund | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,703,353	1,923,035
Investment fund | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 6,900
Investment fund | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk		₩ 5,887